Related Party Transactions - Summary of Significant Investment And Collection Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balhae Infrastructure Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	9,321	6,350
POSCO-KB Shipbuilding Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	250	0
KB-KDBC Pre-IPO New Technology Business Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	3,060	600
KB-SJ Tourism Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	190	4,030
Korea Credit Bureau Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	90	90
KB-UTC Inno-Tech Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	3,786	338
KB-Solidus Global Healthcare Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	14,437	700
KB-Stonebridge Secondary Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	4,944	1,004
KB SPROTT Renewable Private Equity Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	8,309	8,349
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	3,820	8,964
Withdrawal and others	3,918	9,629
2020 KB Fintech Renaissance Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	165	0
KB Material and Parts No.1 PEF
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 3,400
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
KB-TS Technology Venture Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 41	₩ 125
Withdrawal and others	0	2,464
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 3,915
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
Aju Good Technology Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	780	2,120
G Payment Joint Stock Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	135	6,445
KB-KTB Technology Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	5,600
Withdrawal and others	224	1
KB-SOLIDUS Healthcare Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	24,067	23,270
Withdrawal and others	0	65
Paramark KB Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	5,490	8,130
Withdrawal and others	411	0
FineKB Private Equity Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,335	6,790
Withdrawal and others	11,875	1,500
FineKB Private Equity Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	500
Withdrawal and others	0	250
KB No.21 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 10	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
KB No.22 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 0	₩ 10
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
KB-SP Private Equity Fund IV
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 2,495	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
KB-BridgePole Venture Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 0	₩ 136
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
KB-Kyobo New Mobility Power Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 0	₩ 3,000
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
JS Private Equity Fund No.3
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	749	755
Star-Lord General Investors Private Real Estate Investment Company No.10
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	0	358
KB Co-Investment Private Equity Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	3,887	9,131
Withdrawal and others	3,273	3,173
POSITIVE Sobujang Venture Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	879	1,121
History 2022 Fintech Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	2,000	0
KB-NP Green ESG New Technology Venture Capital Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	9,626	19,800
Withdrawal and others	2,840	0
KB-Badgers Future Mobility ESG Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,350	10,404
Withdrawal and others	248	1,071
Lakewood-AVES Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 2,000
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
MW-Pyco NewWave New Technology Investment Fund 4th
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	2,000	0
KB No.26 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 5	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
Bitgoeul Cheomdan Green 1st Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 152
Withdrawal and others	0	0
KB-SUSUNG 1st Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	1,419	1,386
KB-SUSUNG 2nd Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	0	0
Friend 55 New Technology Business Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 1,200
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
DSIP-Pharos Bioenergy Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 0
Withdrawal and others	₩ 0	₩ 4,000
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
Shinhan-Eco Venture Fund 2nd
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 25	₩ 225
Withdrawal and others	190	0
2023 JB Newtech No.2 Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	1,406	394
U-KB Credit No.1 Private Equity
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	17,133	591
Withdrawal and others	191	0
KB No.28 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	5
Withdrawal and others	₩ 5	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
Timefolio Athleisure Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 4,000
Withdrawal and others	0	0
COMPA Global Scale-Up Fund No.3
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,000
Withdrawal and others	0	0
AKK Robotech Valueup New Technology Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,000
Withdrawal and others	₩ 1,000	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
YG MCE PROJECT NO.1 Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 1,500
Withdrawal and others	1,500	0
KB No.29 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	10
Withdrawal and others	0	0
KB No.30 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	10
Withdrawal and others	0	0
KB No.31 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	10
Withdrawal and others	0	0
KB No.32 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	10	0
Withdrawal and others	0	0
KB No33 Special Purpose Acquisition Company
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	160	0
Withdrawal and others	0	0
THE CHAEUL FUND NO.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 1,000	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
IMM global Secondary 1-1 Equity Private Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 756	₩ 2,819
Withdrawal and others	162	0
Elohim-Bilanx aerospace No.1 Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	0	0
KB-CJ Venture Fund 1st
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,800
Withdrawal and others	0	0
HI YG Win-win Fund No.2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	0	0
KB-VEP Contact Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	395
Withdrawal and others	0	47
Reboot Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	7,000
Withdrawal and others	0	0
LIB Material Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	4,098
Withdrawal and others	3,221	0
NOVORSEC-SJG Consumer Secondary Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,700
Withdrawal and others	₩ 1,700	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
Allra Fintech Corp.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 128	₩ 8,532
Withdrawal and others	0	0
KB Global Commerce Private Equity Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	0
Withdrawal and others	₩ 0	₩ 7,000
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
KB-SBI Global Strategic Capital Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 22,830	₩ 11,298
Withdrawal and others	0	0
KB-Cyrus Tourism Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,000	1,000
Withdrawal and others	0	0
IBKS Design Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	2,000
Withdrawal and others	0	0
NICE DATA INTELLIGENCE VENTURE FUND
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	1,000
Withdrawal and others	₩ 1,000	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
Pectus Hanhwa Fund 2
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 0	₩ 2,000
Withdrawal and others	₩ 2,000	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
KB-IMM New Star Real Estate Private Fund I
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 29,281	₩ 31,672
Withdrawal and others	2,627	0
KB Rejuvenation Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	500
Withdrawal and others	0	0
VIG Private Equity Fund V-3
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	3,179	1,636
Withdrawal and others	319	0
KOENTEC Co. Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	0	107,428
Withdrawal and others	₩ 107,428	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
E&I Holdings
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 27,300	₩ 0
Withdrawal and others	₩ 27,300	₩ 0
Description of other information of investments and collections gross amount related party transactions	Excluded from the Group’s related party as of December 31, 2025.	Excluded from the Group’s related party as of December 31, 2025.
YG AI Industrial Automation Solutions FUND
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	₩ 2,000	₩ 0
Withdrawal and others	0	0
KB-Novus Genesis Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,300	0
Withdrawal and others	0	0
Semicolon Susong REITs Co., Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	88,552	0
Withdrawal and others	857	0
KB-LB Middle Market Enterprises Innovation Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	8,140	0
Withdrawal and others	69	0
ATP TP VC Fund No.1
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,000	0
Withdrawal and others	0	0
AIM-KB-DOUBLE Connected Future Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,000	0
Withdrawal and others	0	0
KB-IMM New Star Real Estate Private Fund II
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	26,337	0
Withdrawal and others	37	0
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	16,050	0
Withdrawal and others	0	0
IMM Korea Beauty Co-Invest Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	50,000	0
Withdrawal and others	0	0
KB-GVA Premier Mezzanine Investment Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	500	0
Withdrawal and others	0	0
KB-ANDA Deep Tech Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	1,250	0
Withdrawal and others	0	0
KB a2z 2025 Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	110	0
Withdrawal and others	0	0
DAILY Fountainhead Blind Private Equity Fund II
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	11,250	0
Withdrawal and others	0	0
Meritz-Hyundai Investment Real Estate Strategy No.1 Private Equity Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	92,647	0
Withdrawal and others	0	0
Smart Korea KB Future9-Sejong Venture Fund
Investments and collections gross amount related party transactions abstract [abstract]
Equity investment and others	2,000	0
Withdrawal and others	₩ 8	₩ 0